Note 10 - Employee Benefit Plan	3 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Compensation and Employee Benefit Plans [Text Block]

Note 10 – Employee Benefit Plan

Share-Based Employee Compensation

On February 6, 2008, the board of directors adopted the GB Sciences, Inc. 2007 Amended Stock Option Plan (“2007 Plan”). Under the 2007 Plan, 4,500,000 shares of the Company’s restricted common stock may be issuable upon the exercise of options issued to employees, advisors and consultants. The Company revised the plan, and the board of directors adopted the new 2014 Equity Compensation Plan. On June 30, 2015, GB Sciences filed a Form S-8 Registration Statement with the SEC to register 8,500,000 shares of common stock issuable under stock options to grant to employees and consultants. At the Company’s special meeting of the shareholders held on April 6, 2018, the adoption by the board of directors of the 2014 Equity Compensation Plan was ratified by a majority of shareholders present at the meeting, either in person or by proxy and the Company adopted the GB Sciences, Inc 2018 Stock Plan. On October 25, 2018, GB Sciences filed a Form S-8 Registration Statement with the SEC to register 10,000,000 shares of common stock issuable under the 2018 Plan. There were 2,022,443 shares available for issuance under the stock plans at March 31, 2021.

Compensation Expense

For the years ended March 31, 2021 and 2020, the Company recorded share-based compensation expense of $436,349 and $287,260, respectively, which includes $211,000 and $103,472, respectively, related to employee stock options and warrants. There was no expense for restricted stock. Unrecognized compensation cost for non-vested awards was $78,000 as of March 31, 2021.

Fair Value

The closing price of the Company's stock on the date of grant is used as the fair value for issuances of restricted stock. The fair value of stock options granted is estimated as of the grant date using the Black-Scholes option pricing model.

The following range of assumptions in the Black-Scholes option pricing model was used to determine fair value:

	Year Ended
	March 31, 2021	March 31, 2020
Weighted-average volatility	127%	N/A
Expected term (in years)	10	N/A
Risk-free interest rate	0.93%	N/A

Expected volatilities used for award valuation are based on historical volatility of the Company's common stock. The risk-free interest rate for periods equal to the expected term of an award is based on Federal Reserve yields for U.S. Treasury securities.

Stock Options

A summary of employee option activity, including warrants issued to employees, as of March 31, 2021 and 2020, and changes during the years then ended, is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
Employee options and warrants	Options	Price $	Life (years)	Value ($)
Outstanding at March 31, 2019	12,583,334	$0.28	7.18	$43,000
Granted	-
Exercised	-
Forfeited	(1,600,000)	$0.27
Outstanding at March 31, 2020	10,983,334	$0.28	6.02	$-
Granted	6,750,000	$0.045
Exercised	-
Forfeited	-
Outstanding at March 31, 2021	17,733,334	$0.11	6.80	$172,000
Fully vested and expected to vest at March 31, 2021	17,733,334	$0.11
Exercisable at March 31, 2021	15,566,668	$0.12

The table below sets forth nonemployee option activity for the years ended March 31, 2021 and 2020:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
Nonemployee options	Options	Price $	Life (years)	Value ($)
Outstanding at March 31, 2019	2,383,000	$0.27	7.76	$492,250
Granted	-
Exercised	-
Forfeited	-
Outstanding at March 31, 2020	2,383,000	$0.27	6.75	$-
Granted	3,500,000	$0.05
Exercised	-
Forfeited	-
Outstanding at March 31, 2021	5,883,000	$0.14	8.11	$35,000
Fully vested and expected to vest at March 31, 2021	5,883,000	$0.14
Exercisable at March 31, 2021	5,883,000	$0.14

Restricted stock awards

No restricted stock awards were granted during the years ended March 31, 2021 and 2020.